Nature of Business	1 Months Ended	3 Months Ended
	May 31, 2014	Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

NOTE 1 – NATURE OF BUSINESS

The Company was incorporated under the laws of the state of Nevada on April 17, 2014, under the name Chalet Lifestyles, Inc. The Company has limited operations and is developing a business plan to provide marketing and consulting services to the recreational vehicle industry. To date, its business activities have been limited to organizational matters and developing a website. It is considered a development stage enterprise and has not yet realized any revenues from its planned operations.

NOTE 2 – NATURE OF BUSINESS

The Company was incorporated under the laws of the state of Nevada on April 17, 2014, under the name Chalet Lifestyles, Inc. The Company has limited operations and is developing a business plan to provide marketing and consulting services to the recreational vehicle industry. To date, its business activities have been limited to organizational matters and developing a website. It is considered a development stage enterprise and has not yet realized any revenues from its planned operations.